Share-Based Compensation Plans And Other Incentive Plans (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 employee	Dec. 31, 2012 employee	Dec. 31, 2011 employee
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at January 1	13,132	15,729	19,614
Options granted	1,652	1,286	3,155
Options exercised	(2,950)	(2,831)	(4,475)
Adjustments to options outstanding to reflect Mobility spin-off	0	0	7,756
Options terminated, cancelled or expired	(897)	(1,052)	(10,321)
Options outstanding at December 31	10,937	13,132	15,729
Options exercisable at December 31	7,628	9,242	11,184
Approx. number of employees granted options	123	115	270
Exercise price of options outstanding at January 1 (US$ per share)	$ 70	$ 63	$ 81
Exercise price of options granted (US$ per share)	$ 57	$ 51	$ 39
Exercise price of options exercised (US$ per share)	$ 31	$ 29	$ 27
Exercise price of adjustments to options outstanding to reflect Motorola Mobility distribution (US$ per share)	$ 0	$ 0	$ 39
Exercise price of options terminated, canceled or expired (US$ per share)	$ 65	$ 60	$ 59
Exercise price of options outstanding at December 31 (US$ per share)	$ 79	$ 70	$ 63
Exercise price of options exercisable at December 31 (US$ per share)	$ 91	$ 81	$ 74